Deposit Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of Deposit Liabilities [Table Text Block]
Deposit liabilities consisted of the following.

December 31, ($ in millions)	2015	2014
Noninterest-bearing deposits	$89	$64
Interest-bearing deposits
Savings and money market checking accounts	36,386	26,769
Certificates of deposit	29,774	31,051
Dealer deposits	229	319
Total deposit liabilities	$66,478	$58,203

Schedule Of Maturities For Total Time Deposits Text Block [Table Text Block]
The following table presents the scheduled maturity of total certificates of deposit.

($ in millions)
Due in 2016	$16,313
Due in 2017	8,800
Due in 2018	3,068
Due in 2019	695
Due in 2020	898
Total certificates of deposit	$29,774